Subclassifications of assets, liabilities and equities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits from customers	R$ 766,086	R$ 0
Current deposits from customers	571,996	0
Non-current deposits from customers	R$ 194,090	0
Certificate of Deposit
Disclosure of maturity analysis for derivative financial liabilities [line items]
Basis of interest rate risk exposure to CDI (percent)	164.00%
Deposits from customers	R$ 604,916	0
Corporate Securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Basis of interest rate risk exposure to CDI (percent)	158.00%
Deposits from customers	R$ 161,170	0
Due within 30 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits from customers	5,231	0
Due within 31 to 120 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits from customers	77,812	0
Due within 121 to 180 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits from customers	53,000	0
Due within 181 to 360 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits from customers	435,952	0
Due to 361 days or more days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits from customers	R$ 194,091	R$ 0